Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 418	$ 348
Work-in-process	1,846	1,684
Finished products	872	762
Total	$ 3,136	$ 2,794